Subsequent Events (Detail) - shares		1 Months Ended	3 Months Ended	6 Months Ended
	Oct. 10, 2020	Aug. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Mar. 31, 2020
Subsequent Event [Line Items]
Ownership percentage	20.00%
Founder Shares [Member]
Subsequent Event [Line Items]
Shares returned by the sponsor		718,750
Shares outstanding		14,375,000
Shares subject to forfeiture		1,875,000
Founder Shares [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares returned by the sponsor		718,750
Shares outstanding		14,375,000
Shares subject to forfeiture		1,875,000
Class B Common Stock
Subsequent Event [Line Items]
Shares subject to forfeiture			1,875,000	1,875,000	1,875,000
Ownership percentage			20.00%	20.00%
Class B Common Stock | Over-Allotment Option [Member]
Subsequent Event [Line Items]
Shares subject to forfeiture	1,875,000